Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	10,018	9,640
Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	4,171	4,415
Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,319	2,672
Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	497	578
Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	146	307
Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	450	349
Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	115	114
Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	129	49
Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	35	22
Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	99	80
Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	9	10
Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3	3
Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,045	1,041
Retail Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1	0
Performing Exposure [Member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,339	6,341
Performing Exposure [Member] | Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,224	3,447
Performing Exposure [Member] | Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,035	1,621
Performing Exposure [Member] | Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	306	410
Performing Exposure [Member] | Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	97	218
Performing Exposure [Member] | Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	152	112
Performing Exposure [Member] | Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	49	59
Performing Exposure [Member] | Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	47	13
Performing Exposure [Member] | Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	11	10
Performing Exposure [Member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	68	42
Performing Exposure [Member] | Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	7	9
Performing Exposure [Member] | Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1	1
Performing Exposure [Member] | Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	340	399
Performing Exposure [Member] | Retail Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	0	0
Non-performing exposure [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	3,679	3,299
Non-performing exposure [member] | Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	947	968
Non-performing exposure [member] | Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,284	1,051
Non-performing exposure [member] | Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	191	168
Non-performing exposure [member] | Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	49	89
Non-performing exposure [member] | Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	298	237
Non-performing exposure [member] | Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	66	55
Non-performing exposure [member] | Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	82	37
Non-performing exposure [member] | Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	23	12
Non-performing exposure [member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	30	37
Non-performing exposure [member] | Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2	1
Non-performing exposure [member] | Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1	2
Non-performing exposure [member] | Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	705	643
Non-performing exposure [member] | Retail Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 0	€ 0